Accrued liabilities - Other liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of accrued liabilities
Balance at beginning of the year	$ 1,846,029	$ 1,657,040	$ 1,418,734
Increase for the year	747,640	1,029,497	1,107,939
Payments	716,884	840,508	869,633
Balance at end of the year	1,876,785	1,846,029	1,657,040
Aircraft and engine lease return obligation
Analysis of accrued liabilities
Balance at beginning of the year	1,831,045	1,647,977	1,408,039
Increase for the year	725,506	1,015,391	1,099,597
Payments	703,863	832,323	859,659
Balance at end of the year	1,852,688	1,831,045	1,647,977
Employee profit sharing
Analysis of accrued liabilities
Balance at beginning of the year	14,984	9,063	10,695
Increase for the year	22,134	14,106	8,342
Payments	13,021	8,185	9,974
Balance at end of the year	$ 24,097	$ 14,984	$ 9,063